Schedule of Investments (unaudited) January 31, 2020	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.8%
SkyWest Inc.	29,313	$1,617,198
Spirit Airlines Inc.(a)(b)	39,845	1,636,434

		3,253,632

Auto Components — 1.3%
Adient PLC(a)	50,813	1,306,402
Dana Inc.	83,833	1,291,867
Goodyear Tire & Rubber Co. (The)	135,185	1,774,979
Veoneer Inc.(a)(b)	58,829	766,542

		5,139,790

Automobiles — 0.6%
Thor Industries Inc.	32,055	2,581,069

Banks — 14.9%
Associated Banc-Corp.	92,639	1,846,295
Bank OZK	70,243	1,909,205
BankUnited Inc.	55,207	1,821,831
Banner Corp.	19,924	1,027,082
Cadence BanCorp.	74,045	1,157,323
Cathay General Bancorp.	44,050	1,588,443
CIT Group Inc.	55,004	2,514,233
Columbia Banking System Inc.	41,724	1,614,719
First Financial Bancorp.	57,484	1,381,915
First Hawaiian Inc.	76,099	2,211,437
First Horizon National Corp.	180,612	2,889,792
First Merchants Corp.	32,547	1,293,743
First Midwest Bancorp. Inc.	63,608	1,268,344
FNB Corp.	188,752	2,202,736
Fulton Financial Corp.	95,476	1,572,490
Great Western Bancorp. Inc.	32,555	962,000
Hancock Whitney Corp.	50,667	2,013,507
Hilltop Holdings Inc.	40,798	923,667
Hope Bancorp Inc.	73,284	1,019,014
IBERIABANK Corp.	30,372	2,208,348
International Bancshares Corp.	33,408	1,316,275
NBT Bancorp. Inc.	25,330	957,221
Old National Bancorp./IN	98,348	1,761,413
PacWest Bancorp.	69,580	2,438,779
Park National Corp.	8,330	791,100
Prosperity Bancshares Inc.	54,741	3,842,818
Texas Capital Bancshares Inc.(a)	29,341	1,612,581
Trustmark Corp.	37,449	1,197,619
UMB Financial Corp.	25,128	1,670,007
Umpqua Holdings Corp.	127,892	2,161,375
United Bankshares Inc./WV	58,710	2,013,753
Valley National Bancorp.	227,469	2,395,249
Webster Financial Corp.	53,426	2,396,690
WesBanco Inc.	38,428	1,272,735

		59,253,739

Biotechnology — 1.2%
Arena Pharmaceuticals Inc.(a)	29,222	1,335,153
Insmed Inc.(a)(b)	52,091	1,069,949
United Therapeutics Corp.(a)(b)	25,494	2,489,999

		4,895,101

Building Products — 0.7%
Builders FirstSource Inc.(a)	67,357	1,670,117
JELD-WEN Holding Inc.(a)	39,559	944,669

		2,614,786

Security	Shares	Value

Capital Markets — 3.9%
Affiliated Managers Group Inc.	28,491	$2,275,006
BGC Partners Inc., Class A	162,934	940,129
Evercore Inc., Class A	22,750	1,743,105
Federated Investors Inc., Class B	55,864	2,023,953
Janus Henderson Group PLC	90,009	2,274,528
Legg Mason Inc.	47,456	1,857,902
Moelis & Co., Class A	28,887	1,039,932
Stifel Financial Corp.	39,713	2,569,034
Virtu Financial Inc., Class A	43,512	726,215

		15,449,804

Chemicals — 3.0%
Cabot Corp.	33,189	1,322,582
Chemours Co. (The)	95,124	1,319,370
Element Solutions Inc.(a)	128,786	1,506,796
Huntsman Corp.	116,497	2,395,178
Minerals Technologies Inc.	20,353	1,101,708
Olin Corp.	92,987	1,382,717
Trinseo SA	23,034	661,536
Valvoline Inc.	109,472	2,307,670

		11,997,557

Commercial Services & Supplies — 1.8%
Deluxe Corp.	24,568	1,184,178
HNI Corp.	25,126	903,782
KAR Auction Services Inc.	74,996	1,576,416
Stericycle Inc.(a)(b)	52,871	3,313,954

		6,978,330

Communications Equipment — 0.6%
CommScope Holding Co. Inc.(a)(b)	112,973	1,376,576
EchoStar Corp., Class A(a)	26,802	1,069,534

		2,446,110

Construction & Engineering — 0.4%
Fluor Corp.	81,702	1,461,649

Consumer Finance — 1.1%
Navient Corp.	113,498	1,632,101
Nelnet Inc., Class A	12,504	715,979
OneMain Holdings Inc.	44,314	1,877,584

		4,225,664

Containers & Packaging — 0.5%
Greif Inc., Class A, NVS	15,500	626,510
Silgan Holdings Inc.	45,209	1,395,150

		2,021,660

Diversified Consumer Services — 0.7%
Graham Holdings Co., Class B	2,532	1,390,625
Laureate Education Inc., Class A(a)	63,853	1,330,697

		2,721,322

Diversified Financial Services — 0.4%
Cannae Holdings Inc.(a)(b)	41,934	1,705,036

Electric Utilities — 3.4%
ALLETE Inc.	30,013	2,505,485
El Paso Electric Co.	23,722	1,615,231
Hawaiian Electric Industries Inc.	63,254	3,093,753
IDACORP Inc.	29,246	3,281,109
Portland General Electric Co.	51,879	3,190,559

		13,686,137

Electrical Equipment — 1.1%
GrafTech International Ltd.	36,366	390,207
nVent Electric PLC	90,419	2,251,433

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Regal Beloit Corp.	23,801	$1,867,427

		4,509,067

Electronic Equipment, Instruments & Components — 3.6%
Anixter International Inc.(a)	17,526	1,710,538
Avnet Inc.	58,637	2,139,664
AVX Corp.	27,931	566,161
Belden Inc.	22,524	1,109,757
Jabil Inc.	80,593	3,134,262
Sanmina Corp.(a)	40,795	1,298,913
Tech Data Corp.(a)	20,553	2,958,399
Vishay Intertechnology Inc.	77,071	1,563,771

		14,481,465

Energy Equipment & Services — 0.6%
Patterson-UTI Energy Inc.	113,498	901,174
Transocean Ltd.(a)	334,023	1,523,145

		2,424,319

Equity Real Estate Investment Trusts (REITs) — 7.1%
Apple Hospitality REIT Inc.	122,385	1,838,223
Colony Capital Inc.	283,774	1,325,225
CoreCivic Inc.	69,534	1,109,067
DiamondRock Hospitality Co.	116,780	1,129,263
Diversified Healthcare Trust	139,091	1,073,783
Equity Commonwealth	70,812	2,321,925
GEO Group Inc. (The)	70,763	1,118,055
Lexington Realty Trust	144,289	1,597,279
LTC Properties Inc.	23,241	1,072,805
Macerich Co. (The)	64,149	1,431,164
Mack-Cali Realty Corp.	52,853	1,160,652
Retail Properties of America Inc., Class A	124,315	1,510,427
Sabra Health Care REIT Inc.	112,541	2,419,631
Service Properties Trust	95,579	2,062,595
SITE Centers Corp.	87,132	1,107,448
Sunstone Hotel Investors Inc.	131,043	1,661,625
Taubman Centers Inc.	35,739	944,224
Weingarten Realty Investors	70,291	2,045,468
Xenia Hotels & Resorts Inc.	65,601	1,226,083

		28,154,942

Food & Staples Retailing — 0.3%
Sprouts Farmers Market Inc.(a)	69,047	1,079,205

Food Products — 1.6%
Darling Ingredients Inc.(a)(b)	95,022	2,577,947
Flowers Foods Inc.	111,821	2,407,506
TreeHouse Foods Inc.(a)	32,717	1,459,178

		6,444,631

Gas Utilities — 2.1%
National Fuel Gas Co.	50,144	2,165,719
Northwest Natural Holding Co.	17,738	1,301,615
Southwest Gas Holdings Inc.	31,730	2,395,932
Spire Inc.	29,614	2,497,053

		8,360,319

Health Care Equipment & Supplies — 0.7%
Envista Holdings Corp.(a)(b)	92,114	2,725,653

Health Care Providers & Services — 1.5%
Acadia Healthcare Co. Inc.(a)	51,524	1,655,466
MEDNAX Inc.(a)(b)	49,253	1,136,267
Patterson Companies Inc.	50,494	1,111,373

Security	Shares	Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp.(a)(b)	60,340	$1,909,157

		5,812,263

Hotels, Restaurants & Leisure — 2.9%
Bloomin’ Brands Inc.	50,740	1,053,870
Brinker International Inc.	21,847	932,649
Cheesecake Factory Inc. (The)	24,103	925,555
Cracker Barrel Old Country Store Inc.	13,981	2,138,114
Extended Stay America Inc.	106,488	1,375,825
Penn National Gaming Inc.(a)(b)	63,447	1,892,624
Scientific Games Corp./DE, Class A(a)	31,648	786,136
Wyndham Destinations Inc.	52,658	2,555,493

		11,660,266

Household Durables — 1.4%
MDC Holdings Inc.	29,255	1,232,806
Meritage Homes Corp.(a)	20,999	1,490,089
Taylor Morrison Home Corp., Class A(a)	61,661	1,595,786
TRI Pointe Group Inc.(a)	81,249	1,321,109

		5,639,790

Household Products — 0.8%
Energizer Holdings Inc.	37,418	1,730,957
Spectrum Brands Holdings Inc.	26,981	1,656,903

		3,387,860

Independent Power and Renewable Electricity Producers — 0.4%
Pattern Energy Group Inc., Class A	53,771	1,446,978

Insurance — 3.9%
American Equity Investment Life Holding Co.	52,662	1,390,803
American National Insurance Co.	5,371	591,669
Argo Group International Holdings Ltd.	20,000	1,312,000
Assured Guaranty Ltd.	55,384	2,538,802
Brighthouse Financial Inc.(a)	63,462	2,468,672
CNO Financial Group Inc.	88,167	1,550,857
Genworth Financial Inc., Class A(a)	294,127	1,205,921
Hanover Insurance Group Inc. (The)	22,858	3,167,662
Horace Mann Educators Corp.	14,675	631,172
National General Holdings Corp.	38,641	841,215

		15,698,773

Internet & Direct Marketing Retail — 0.5%
Qurate Retail Inc., Series A(a)(b)	224,799	1,917,535

IT Services — 1.8%
Alliance Data Systems Corp.	23,801	2,446,505
Perspecta Inc.(b)	79,915	2,243,214
Science Applications International Corp.	28,500	2,501,445

		7,191,164

Leisure Products — 1.5%
Brunswick Corp./DE	47,354	2,976,199
Mattel Inc.(a)(b)	201,320	2,945,312

		5,921,511

Machinery — 3.5%
Colfax Corp.(a)(b)	48,632	1,709,901
Crane Co.	29,608	2,530,300
Gates Industrial Corp. PLC(a)(b)	27,696	345,369
Kennametal Inc.	48,205	1,508,334
Meritor Inc.(a)(b)	45,586	998,789
Navistar International Corp.(a)	38,248	1,400,642
SPX FLOW Inc.(a)	24,824	1,085,802
Terex Corp.	38,301	970,930
Timken Co. (The)	39,377	2,068,474

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Trinity Industries Inc.	57,258	$1,164,055

		13,782,596

Media — 0.8%
AMC Networks Inc., Class A(a)	25,781	943,326
TEGNA Inc.	126,079	2,130,735

		3,074,061

Metals & Mining — 1.7%
Alcoa Corp.(a)	107,769	1,503,378
Cleveland-Cliffs Inc.(b)	157,523	1,105,811
Commercial Metals Co.	69,132	1,420,663
Kaiser Aluminum Corp.	9,281	929,492
U.S. Steel Corp.(b)	99,450	902,011
Worthington Industries Inc.	21,673	797,133

		6,658,488

Mortgage Real Estate Investment — 4.1%
Apollo Commercial Real Estate Finance Inc.	83,183	1,520,585
Blackstone Mortgage Trust Inc., Class A	77,948	2,977,614
Chimera Investment Corp.	108,712	2,304,694
Invesco Mortgage Capital Inc.	83,173	1,454,696
Ladder Capital Corp.	57,797	1,060,575
MFA Financial Inc.	262,686	2,048,951
PennyMac Mortgage Investment Trust(c)	57,930	1,346,873
Redwood Trust Inc.	65,845	1,160,847
Two Harbors Investment Corp.	158,483	2,418,451

		16,293,286

Multi-Utilities — 1.8%
Avista Corp.	38,789	1,972,421
Black Hills Corp.	35,680	2,962,510
NorthWestern Corp.	29,324	2,257,068

		7,191,999

Multiline Retail — 0.7%
Macy’s Inc.	179,352	2,860,664

Oil, Gas & Consumable Fuels — 2.2%
Chesapeake Energy Corp.(a)(b)	693,780	355,077
CVR Energy Inc.	17,127	592,765
Delek U.S. Holdings Inc.	43,225	1,186,959
EQT Corp.	148,826	900,397
Equitrans Midstream Corp.	118,609	1,146,949
Magnolia Oil & Gas Corp., Class A(a)(b)	59,806	629,159
Matador Resources Co.(a)	63,992	938,763
PBF Energy Inc., Class A	59,235	1,617,115
World Fuel Services Corp.	38,047	1,488,399

		8,855,583

Paper & Forest Products — 0.3%
Domtar Corp.	33,407	1,163,232

Personal Products — 0.5%
Edgewell Personal Care Co.(a)	31,714	818,856
Nu Skin Enterprises Inc., Class A	32,409	1,056,209

		1,875,065

Pharmaceuticals — 0.8%
Nektar Therapeutics(a)	102,234	2,033,434
Prestige Consumer Healthcare Inc.(a)(b)	29,327	1,189,503

		3,222,937

Road & Rail — 1.0%
Avis Budget Group Inc.(a)	33,181	1,088,337
Hertz Global Holdings Inc.(a)	58,974	929,430
Ryder System Inc.	31,004	1,479,511

Security	Shares	Value

Road & Rail (continued)
Schneider National Inc., Class B	20,039	$446,268

		3,943,546

Software — 1.8%
LogMeIn Inc.	28,354	2,437,594
Nuance Communications Inc.(a)	164,050	3,103,826
Teradata Corp.(a)	65,442	1,592,858

		7,134,278

Specialty Retail — 4.6%
American Eagle Outfitters Inc.	92,815	1,336,536
AutoNation Inc.(a)	34,331	1,457,008
Bed Bath & Beyond Inc.	73,831	1,052,092
Dick’s Sporting Goods Inc.	37,000	1,636,510
Foot Locker Inc.	62,181	2,361,012
Group 1 Automotive Inc.	10,227	1,030,575
L Brands Inc.	134,925	3,124,863
Penske Automotive Group Inc.	19,740	927,188
Sally Beauty Holdings Inc.(a)(b)	67,900	1,042,265
Urban Outfitters Inc.(a)	41,194	1,054,566
Williams-Sonoma Inc.	45,031	3,155,772

		18,178,387

Technology Hardware, Storage & Peripherals — 0.6%
NCR Corp.(a)(b)	74,074	2,497,775

Textiles, Apparel & Luxury Goods — 2.4%
Capri Holdings Ltd.(a)	87,971	2,635,611
Carter’s Inc.	25,619	2,717,407
Kontoor Brands Inc.(a)	27,281	1,040,497
Ralph Lauren Corp.	28,843	3,273,681

		9,667,196

Thrifts & Mortgage Finance — 2.7%
Capitol Federal Financial Inc.	82,838	1,091,805
Flagstar Bancorp. Inc.	20,219	712,518
MGIC Investment Corp.	202,425	2,791,441
Northwest Bancshares Inc.	57,999	912,034
Provident Financial Services Inc.	34,734	792,282
Radian Group Inc.	116,755	2,859,330
Washington Federal Inc.	45,575	1,549,550

		10,708,960

Trading Companies & Distributors — 2.2%
Air Lease Corp.	60,841	2,612,512
Aircastle Ltd.	30,131	966,904
BMC Stock Holdings Inc.(a)	38,985	1,137,777
Triton International Ltd.	30,781	1,155,827
Univar Solutions Inc.(a)(b)	80,363	1,731,823
WESCO International Inc.(a)	24,350	1,178,783

		8,783,626

Transportation Infrastructure — 0.5%
Macquarie Infrastructure Corp.	45,232	1,995,184

Wireless Telecommunication Services — 0.4%
Telephone & Data Systems Inc.	56,969	1,292,057
U.S. Cellular Corp.(a)	9,194	294,392

		1,586,449

Total Common Stocks — 99.7% (Cost: $384,693,752)		396,760,439

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	16,949,226	$16,959,395
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	1,073,000	1,073,000

		18,032,395

Total Short-Term Investments — 4.5% (Cost: $18,024,022)		18,032,395

Total Investments in Securities — 104.2% (Cost: $402,717,774)		414,792,834

Other Assets, Less Liabilities — (4.2)%		(16,865,507)

Net Assets — 100.0%		$397,927,327

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Shares Purchased		Shares Sold	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	13,690,375	3,258,851	(b)	—	16,949,226	$16,959,395	$124,208	(c)	$(27)	$3,127
BlackRock Cash Funds: Treasury, SL Agency Shares	210,105	862,895	(b)	—	1,073,000	1,073,000	8,922		—	—
PennyMac Mortgage Investment Trust	—	57,930		—	57,930	1,346,873	27,072		—	35,476

						$19,379,268	$160,202		$(27)	$38,603

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	6	03/20/20	$485	$(17,531)
S&P MidCap 400 E-Mini	3	03/20/20	602	(15,180)

				$(32,711)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Morningstar Small-Cap Value ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$396,760,439	$—	$—	$396,760,439
Money Market Funds	18,032,395	—	—	18,032,395

	$414,792,834	$—	$—	$414,792,834

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(32,711)	$—	$—	$(32,711)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares